RS - Summary of Development of equity-settled Stock Option Plans (Details)	12 Months Ended
	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares
2017 Stock Option Plan [Member]
Stock Options Plans [Line Items]
Outstanding	68,305	68,305
Number of share options granted in share-based payment arrangement	0
Exercises	0
Forfeitures	0
Expired	0
Number of instruments exercisable on reporting date	68,305
Weighted-average Price | € / shares	€ 55.52
2018 Stock Option Plan [Member]
Stock Options Plans [Line Items]
Outstanding	63,127	63,146
Number of share options granted in share-based payment arrangement	0
Exercises	0
Forfeitures	19
Expired	0
Number of instruments exercisable on reporting date	63,127
Weighted-average Price | € / shares	€ 81.04
April 2019 Stock Option Plan [Member]
Stock Options Plans [Line Items]
Outstanding	68,641	69,671
Number of share options granted in share-based payment arrangement	0
Exercises	0
Forfeitures	1,030
Expired	0
Number of instruments exercisable on reporting date	0
Weighted-average Price | € / shares	€ 87.86
October 2019 Stock Option Plan [Member]
Stock Options Plans [Line Items]
Outstanding	57,078	57,078
Number of share options granted in share-based payment arrangement	0
Exercises	0
Forfeitures	0
Expired	0
Number of instruments exercisable on reporting date	0
Weighted-average Price | € / shares	€ 106.16
2020 Stock Option Plan [member]
Stock Options Plans [Line Items]
Outstanding	95,275	100,350
Number of share options granted in share-based payment arrangement	0
Exercises	0
Forfeitures	5,075
Expired	0
Number of instruments exercisable on reporting date	0
Weighted-average Price | € / shares	€ 93.66
2021 Stock Option Plan [Member]
Stock Options Plans [Line Items]
Outstanding	125,135	293,593
Number of share options granted in share-based payment arrangement	0
Exercises	0
Forfeitures	168,458
Expired	0
Number of instruments exercisable on reporting date	0
Weighted-average Price | € / shares	€ 44.91